Business Combinations - Summary of Net Assets Acquired from Acquisition (Detail) - USD ($) $ in Millions					9 Months Ended
	Sep. 01, 2020	Jul. 01, 2020	Jun. 12, 2020	Feb. 14, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	May 01, 2019
Business Acquisition [Line Items]
Goodwill					$ 22.8		$ 8.6
Assets acquired net of cash		$ 2.1	$ 3.0		128.8	$ 65.6
FlaglerCE Holdings LLC
Business Acquisition [Line Items]
Cash				$ 0.4
Accounts receivable				15.1
Inventory				37.5
Prepaid and other assets				0.5
Property, plant, and equipment				50.7
Intangible assets				14.0
Goodwill				6.0
Total Assets				124.2
Floor plan payable				(29.0)
Accounts payable				(14.0)
Accrued expenses				(4.1)
Other liabilities				(1.3)
Total Liabilities				(48.4)
Net Assets Acquired				75.8
Assets acquired net of cash				75.4
Liftech Equipment Companies, Inc.
Business Acquisition [Line Items]
Accounts receivable				4.4
Inventory				9.6
Prepaid and other assets				1.0
Property, plant, and equipment				5.9
Intangible assets				0.7
Goodwill				2.0
Total Assets				23.6
Floor plan payable				(3.5)
Accounts payable				(1.6)
Other current liabilities				(0.1)
Total Liabilities				(5.2)
Net Assets Acquired				18.4
Assets acquired net of cash				$ 18.4
Peak Logix LLC
Business Acquisition [Line Items]
Cash			3.0
Accounts receivable			4.6
Inventory			0.4
Prepaid and other assets			0.2
Property, plant, and equipment			0.2
Intangible assets			4.6
Goodwill			1.9
Total Assets			14.9
Accounts payable			(1.5)
Accrued expenses			(0.1)
Other current liabilities			(3.9)
Total Liabilities			(5.5)
Net Assets Acquired			9.4
Assets acquired net of cash			$ 6.4
Hilo Equipment & Services
Business Acquisition [Line Items]
Cash		2.1
Accounts receivable		5.5
Inventory		4.7
Prepaid and other assets		0.2
Property, plant, and equipment		9.2
Intangible assets		3.1
Goodwill		2.1
Total Assets		26.9
Floor plan payable		(4.4)
Accounts payable		(2.8)
Accrued expenses		(0.3)
Other current liabilities		(0.4)
Total Liabilities		(7.9)
Net Assets Acquired		19.0
Assets acquired net of cash		$ 16.9
Martin Implement Sales, Inc.
Business Acquisition [Line Items]
Accounts receivable	$ 1.0
Inventory	13.2
Property, plant, and equipment	0.1
Goodwill	2.2
Total Assets	16.5
Accounts payable	(0.2)
Accrued expenses	(0.1)
Total Liabilities	(0.3)
Net Assets Acquired	16.2
Assets acquired net of cash	$ 16.2
Flagler, Liftech, Peak, Hilo and Martin
Business Acquisition [Line Items]
Cash					5.5
Accounts receivable					30.6
Inventory					65.4
Prepaid and other assets					1.9
Property, plant, and equipment					66.1
Intangible assets					22.4
Goodwill					14.2
Total Assets					206.1
Floor plan payable					(36.9)
Accounts payable					(20.1)
Accrued expenses					(4.6)
Other current liabilities					(4.4)
Other liabilities					(1.3)
Total Liabilities					(67.3)
Net Assets Acquired					138.8
Assets acquired net of cash					$ 133.3
Northland Industrial Truck Co., Inc
Business Acquisition [Line Items]
Accounts receivable								$ 13.9
Other current & non-current assets								0.5
Inventory								35.7
Guaranteed purchase obligation asset								9.7
Property, plant, and equipment								18.8
Identifiable intangible assets								3.3
Goodwill								1.0
Total Assets								82.9
Accounts payable								(5.2)
Guaranteed purchase obligation liability								(9.7)
Capital lease obligations								(1.3)
Other liabilities								(1.1)
Total Liabilities								(17.3)
Net Assets Acquired								$ 65.6